Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Equity

Note 9—Equity

Eclipse Holdings has a total of 1,000 Class C-1 units and 1,000 Class C-2 units authorized to be issued to employees (“Incentive Units”). The Series C-1 and C-2 Incentive Units are non-voting with respect to partnership matters, and the holder thereof will begin to participate in distributions from Eclipse Holdings after distributions have been made to the holders of the Series A-1 and A-2 units that satisfy a specified hurdle rate and return on investment factor, with the level of participation in distributions adjusting upwards as distributions to the holders of the Series A-1 and A-2 units satisfy additional specified hurdle rates and return on investment factors.

Total compensation expense related to the Incentive Units was less than $0.1 million as of September 30, 2014.

Note 8—Equity

The Partnership has four classes of Partnership interests outstanding consisting of three classes (Class A-1, A-2, and B) designated for investments of capital into the Partnership and two series (Series C-1 and Series C-2) that are authorized to be issued to key employees of the Partnership. None of the classes of outstanding units are entitled to current cash distributions or are convertible into indebtedness. The Partnership has no obligation to repurchase these units at the election of the unitholders. Profits or losses are allocated to each class of units based on the agreement of limited partnership. Upon an Exit Event, as defined below, each class of units will share in the distribution based on the terms of the partnership agreement.

The following tables set forth the Class A-1, A-2 and B units issued and outstanding (in thousands):

	December 31, 2013
	Units Authorized	Units Issued
Units
A-1	3,896	3,896
A-2	5,427	4,930
B	104	104
Total Units	9,427	8,930

	December 31, 2012
	Units Authorized	Units Issued
Units
A-1	1,450	1,363
B	50	37
Total Units	1,500	1,400

The Partnership has a total of 1,000 Class C-1 units and 1,000 Class C-2 units authorized to be issued to employees (“Incentive Units”). The Incentive Units are non-voting and do not entitle the holder to any rights with respect Partnership matters. The Incentive Units may participate in distributions of the profits from a sale of Partnership interests only after certain payout thresholds to the Class A-1, Class A-2 and Class B units have been reached, in the case of the Class C units.

The Incentive Units were issued with one of two vesting scenarios, either (i) in one-third increments or (ii) vesting at the earlier of (a) an “Exit Event” or (b) seven years. An Exit Event has been defined as the sale of the Partnership, to one or more persons, in one transaction or a series of related transactions, whether structured as (i) a sale or transfer of all or substantially all of the Partnership Interests of the Partnership (including by way of merger, consolidation, share exchange, or similar transaction), (ii) the sale or other transfer of all or substantially all of the assets of the Partnership promptly followed by a dissolution and liquidation of the Partnership, or (iii) a combination of any of the foregoing. In the event an employee terminates his or her employment with the Partnership prior to vesting, the non-vested Incentive Units will be forfeited by the holder. Compensation expense for these awards is calculated based on the fair value of the Incentive Units at the date of grant and is recognized over the requisite service period.

A summary of the Incentive Unit awards as of December 31, 2013 and 2012, along with the changes during the years then ended, is as follows:

	C-1 Units	Weighted Average Grant Date Fair Value per unit
Nonvested at December 31, 2011	950	$—
Granted	60	629
Vested	(216)	—
Nonvested at December 31, 2012	794	48
Granted	40	1,033
Vested	(224)	1,022
Forfeited	(50)	—
Nonvested at December 31, 2013	560	$131

	C-2 Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	—	$—
Granted	182	2,501
Nonvested at December 31, 2013	182	$2,501

There were no C-2 unit awards issued prior to December 31, 2012.

Total compensation cost related to the Incentive Units was $43,225 and $2,845 for the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013, there was $0.7 million of total unrecognized compensation cost related to Incentive Units, which is expected to be recognized over a weighted-average period of 6.2 years.

The determination of the fair value of the awards noted above uses significant Level 3 assumptions in the fair value hierarchy including an estimate of the timing of an Exit Event, forfeitures, the risk free rate and a volatility estimate tied to the Partnership’s public peer group.